Condensed Balance Sheets (Parent Company) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Assets
Net deferred income taxes	$ 109.4		$ 196.0
Other assets	321.5		261.9
Total assets	22,694.7		21,844.8
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	1,855.5	[1]	1,770.8	[1]
Debt	2,063.1	[2]	2,442.1	[2]
Total liabilities	16,687.7		16,038.1
Common Shares, $1.00 par value (authorized 900.0; issued 797.7, including treasury shares of 193.1 and 184.7)	604.6		613.0
Paid-in capital	1,077.0		1,006.2
Retained earnings	3,454.4		3,495.0
Total accumulated other comprehensive income	871.0		692.5
Total shareholders' equity	6,007.0		5,806.7		6,048.9
Total Liabilities and Shareholders' Equity	22,694.7		21,844.8
Parent Company
Assets
Investment in affiliate	1.0		1.0
Investment in subsidiaries	6,648.6	[3]	6,179.5	[3]
Receivable from investment subsidiary	1,322.9	[3]	2,096.6	[3]
Intercompany receivable	296.2	[3]	237.6	[3]
Net deferred income taxes	48.3		40.1
Other assets	82.0		81.0
Total assets	8,399.0		8,635.8
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	156.9		137.4
Dividend payable	172.0		249.6
Debt	2,063.1		2,442.1
Total liabilities	2,392.0		2,829.1
Common Shares, $1.00 par value (authorized 900.0; issued 797.7, including treasury shares of 193.1 and 184.7)	604.6		613.0
Paid-in capital	1,077.0		1,006.2
Retained earnings	3,454.4		3,495.0
Total accumulated other comprehensive income	871.0		692.5
Total shareholders' equity	6,007.0		5,806.7
Total Liabilities and Shareholders' Equity	$ 8,399.0		$ 8,635.8

[1]	See Note 12 - Litigation and Note 13 - Commitments and Contingencies for further discussion.
[2]	Consists of both short- and long-term debt. See Note 4 - Debt for further discussion.
[3]	Eliminated in consolidation.